CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2015
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION
NOTE 14:-	CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

The Group applies ASC 280, "Segment Reporting" ("ASC 280"). Segments are managed separately and can be described as follows:

The Company's business is managed and reported as three separate reportable segments, comprised of the Company's named Commercial, Mobility and Services Divisions:

  Commercial Division - provides VSAT networks, satellite communication products, small cell solutions and associated professional services and comprehensive turnkey solutions. The Commercial Division's customers are: service providers, satellite operators, mobile network operators, telecommunication companies, and large enterprises worldwide.

  Mobility Division - provides on-the-Move/on-the-Pause satellite communication products and solutions to in flight  connectivity (“IFC”) service providers, system integrators, defense and homeland security organizations, as well as to other commercial entities worldwide. The division provides solutions on land, sea and air. In addition, the division includes the operations of Wavestream, whose sales are primarily to IFC integrators as well as defense integrators.

  Services Division – provides managed network and services for rural broadband access through the Company's subsidiaries in Peru and Colombia. The Company's connectivity solutions have been implemented in large and national scale projects. Gilat's terrestrial and satellite networks provide Internet and telephony services to rural communities. The Company's turnkey solutions start with supplying network infrastructure, continue through, providing connectivity and include full network support and maintenance, as well as support for applications that run on the installed network.

a.      Information on the reportable segments:

   The measurement of the reportable operating segments is based on the same accounting principles applied in these financial statements which includes certain corporate overhead allocations. During 2014, the Company revised the measurement of each segment, due to a new allocation of corporate overhead that was based on new key performance indicators determined by Company's management as reviewed by the Chief Operating Decision Maker (“CODM”). Applying the same method of corporate overhead allocations used in 2014 to the results of the year ended December 31, 2013 would have resulted in an operating income (loss) of $ (2,292), $ (10,738) and $ 8,937 for the Commercial, Mobility and Services Divisions, respectively.

2.   Financial data relating to reportable operating segments:

	Year ended December 31, 2015
	Commercial	Mobility	Services	Total

Revenues	100,935	41,112	55,496	197,543
Cost of Revenues	63,425	30,715	49,178	143,318
Impairment of long lived assets	-	-	10,137	10,137

Gross profit (loss)	37,510	10,397	(3,819)	44,088

Research and development, net	14,175	8,237	-	22,412
Selling and marketing	16,839	6,947	1,037	24,823
General and administrative	6,622	6,271	5,751	18,644
Restructuring costs	1,078	421	9	1,508
Goodwill impairment	-	20,402	-	20,402

Operating loss	(1,204)	(31,881)	(10,616)	(43,701)
Financial expenses, net				(7,243)
Loss before taxes				(50,944)
Taxes on income				1,190
Loss from continuing operations				(52,134)
Loss from discontinued operations				(200)
Loss				(52,334)

Depreciation and amortization expenses	4,546	7,322	3,204	15,072

	Year ended December 31, 2014
	Commercial	Mobility	Services	Total

Revenues	130,306	54,817	50,010	235,133
Cost of Revenues	77,587	37,023	36,888	151,498

Gross profit	52,719	17,794	13,122	83,635

Research and development, net	17,084	8,074	-	25,158
Selling and marketing	23,401	7,809	1,327	32,537
General and administrative	7,808	5,961	7,134	20,903

Operating income (loss)	4,426	(4,050)	4,661	5,037
Financial expenses, net				(3,837)
Income before taxes				1,200
Taxes on income				1,901
Loss from continuing operations				(701)
Loss from continuing operations				(795)
Loss				(1496)

Depreciation and amortization expenses	4,885	8,220	2,846	15,951

	Year ended December 31, 2013
	Commercial	Mobility	Services	Total

Revenues	141,576	48,211	45,079	234,866
Cost of Revenues	94,966	33,773	26,471	155,210

Gross profit	46,610	14,438	18,608	79,656

Research and development. net	17,200	10,700	-	27,900
Selling and marketing	22,759	8,139	1,316	32,214
General and administrative	9,973	7,744	5,354	23,071
Restructuring costs	406	158	-	564

Operating income (loss)	(3,728)	(12,303)	11,938	(4,093)
Financial expenses, net				(6,239)
Loss before taxes				(10,332)
Tax benefit				(755)
Loss from continuing operations				(9,577)
Loss from continuing operations				(8,320)
Loss				(17,897)

Depreciation and amortization expenses	4,996	8,469	4,094	17,559

b.        Revenues by geographic areas:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Year ended December 31,
	2015	2014	2013

South America and Central America	$100,443	$110,825	$84,048
Asia and Asia Pacific	47,843	51,983	91,616
North America	28,242	41,951	26,155
Europe	16,101	16,393	23,096
Africa	4,914	13,981	9,951

	$197,543	$235,133	$234,866

c.      Revenues from a major Service Division customer located in Peru accounted for 11% of the total consolidated revenues for the year ended December 31, 2015.

       During 2014, the Group did not have any customer generating revenues exceeding 10% of the Group's total revenues.

Revenues from a major Commercial Division customer located in Australia accounted for 21% of total consolidated revenues for the year ended December 31, 2013.

d.      The Group's long-lived assets are located as follows:

       Property and Equipment, net:

	December 31,
	2015	2014

Israel	$64,628	$66,457
Latin America	4,524	11,932
United States	1,721	1,999
Europe	9,987	9,486
Other	1,103	1,019

	$81,963	$90,893

*)
In addition, as of December 31, 2014, the Company had other long-lived assets in Latin America in the amount of $11,834, which are presented as “Other Long-Term Receivables” in the balance sheet. These assets, along with property and equipment related to the Company's project in Colombia, were fully impaired during the year ended December 31, 2015 (see note 1c).